Annual Fund Operating Expenses - LOW-DURATION BOND FUND	May 01, 2021
Institutional
Operating Expenses:
Management fee	0.29%
Other expenses	0.06%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.36%
Investor
Operating Expenses:
Management fee	0.29%
Other expenses	0.33%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.63%